Discontinued Operations (Details) - $ / shares	Dec. 31, 2022	Sep. 09, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Consolidated total assets			84.00%
Consolidated revneues	92.00%
Business Combination [Member]
Discontinued Operations (Details) [Line Items]
Business for nominal consideration (in Dollars per share)		$ 1